Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets (Tables ) [Abstract]
Schedule of Other Assets [Table Text Block]
	2012	2011

Taxes Refundable	$149,536	$180,721
Receivables for supplier rebates	61,248	185,152
Prepaid licence fees	47,137	45,184
Leases receivable	46,198	38,175
Prepaid rent	44,894	39,468
Payments on account	35,660	40,476
Derivatives	31,235	60,877
Prepaid insurance	24,803	14,163
Deposit / Guarantee / Security	20,903	16,538
Other	476,147	414,612
Total prepaid expenses and other current assets	$937,761	$1,035,366